Statement of Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
In US$ thousands	2012	2011

Additional Cash Flow Information:

Interest paid	$3	$3